Annual Total Returns	Sep. 28, 2020
Stadion Tactical Growth Fund | Class I Shares
Entity Listings [Line Items]
2010	18.70%
2011	0.41%
2012	9.99%
2013	21.55%
2014	9.84%
2015	(3.19%)
2016	9.55%
2017	12.27%
2018	(4.12%)
2019	15.03%
Highest Quarterly Return, Label	highest return for a calendar quarter
Highest Quarterly Return	14.53%
Highest Quarterly Return, Date	Dec. 31, 2010
Lowest Quarterly Return, Label	lowest return for a calendar quarter
Lowest Quarterly Return	(12.01%)
Lowest Quarterly Return, Date	Jun. 30, 2010
Year to Date Return, Label	year-to-date return
Bar Chart, Year to Date Return	(1.85%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2020
Stadion Tactical Defensive Fund | Class A Shares
Entity Listings [Line Items]
2010	14.30%
2011	(8.26%)
2012	8.48%
2013	15.64%
2014	4.44%
2015	(9.82%)
2016	10.42%
2017	15.25%
2018	(2.99%)
2019	12.46%
Highest Quarterly Return, Label	highest return for a calendar quarter
Highest Quarterly Return	9.72%
Highest Quarterly Return, Date	Dec. 31, 2010
Lowest Quarterly Return, Label	lowest return for a calendar quarter
Lowest Quarterly Return	(8.65%)
Lowest Quarterly Return, Date	Sep. 30, 2011
Year to Date Return, Label	year-to-date return
Bar Chart, Year to Date Return	(12.52%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2020
Stadion Trilogy Alternative Return Fund | Class A Shares
Entity Listings [Line Items]
2013	3.33%
2014	0.40%
2015	(0.24%)
2016	6.96%
2017	4.63%
2018	(6.74%)
2019	3.13%
Highest Quarterly Return, Label	highest return for a calendar quarter
Highest Quarterly Return	4.79%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label	lowest return for a calendar quarter
Lowest Quarterly Return	(4.99%)
Lowest Quarterly Return, Date	Mar. 31, 2018
Year to Date Return, Label	year-to-date return
Bar Chart, Year to Date Return	1.83%
Bar Chart, Year to Date Return, Date	Jun. 30, 2020